Long-Term Debt and Borrowing Arrangements - Schedule of Indebtedness (Parentheticals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Indebtedness [Abstract]
Outstanding with related party	$ 6,828	$ 629